ICA File Number:  811-3503
UBS RMA Money Fund Inc.
51 West 52nd Street
New York, New York 10019-6114
212-882-5000
Todd Lebo
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114
Fiscal year end: 6/30
Reporting Period: 07/01/2003 - 06/30/2004




===========================UBS RMA Monety Market Portfolio======================

Invests exclusively in non-voting securities


==========================UBS RMA U.S. Government Portfolio=====================

Invests exclusively in non-voting securities


==============================UBS Retirement Money Fund=========================

Invests exclusively in non-voting securities



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.


By:________/s/ Joseph Varnas__________
   Joseph Varnas
   President


Date: 8/27/04